Advances to joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Investments in and Advances to Affiliates [Table Text Block]

	As of
	December 31,
(in thousands of U.S. dollars)	2018	2017
Current portion of advances to joint ventures	$—	$—
Long-term advances to joint ventures	3,536	3,263
Advances/shareholder loans to joint ventures	$3,536	$3,263